Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Sales and operating revenue:
Net sales	¥ 5,526,611	¥ 6,304,401	¥ 6,293,005
Financial services revenue	868,971	798,495	838,300
Other operating revenue	97,630	78,377	82,693
Sales and operating revenue, Total	6,493,212	7,181,273	7,213,998
Costs and expenses:
Cost of sales	4,386,447	4,831,363	4,892,563
Selling, general and administrative	1,375,887	1,501,813	1,544,890
Financial services expenses	736,050	675,788	671,550
Other operating (income) expense, net	(59,594)	(13,450)	42,988
Costs and Expenses, Total	6,438,790	6,995,514	7,151,991
Equity in net income (loss) of affiliated companies	(121,697)	14,062	(30,235)
Operating income (loss)	(67,275)	199,821	31,772
Other income:
Interest and dividends	15,101	11,783	13,191
Gain on sale of securities investments, net	671	14,325	9,953
Foreign exchange gain, net		9,297
Other	7,706	9,561	20,690
Other income, Total	23,478	44,966	43,834
Other expenses:
Interest	23,432	23,909	22,505
Loss on devaluation of securities investments	3,604	7,669	2,946
Foreign exchange loss, net	5,089		10,876
Other	7,264	8,196	12,367
Other expenses, Total	39,389	39,774	48,694
Income (loss) before income taxes	(83,186)	205,013	26,912
Income taxes:
Current	108,545	117,918	79,120
Deferred	206,694	307,421	(65,162)
Income tax expense, Total	315,239	425,339	13,958
Net income (loss)	(398,425)	(220,326)	12,954
Less - Net income attributable to noncontrolling interests	58,235	39,259	53,756
Net loss attributable to Sony Corporation's stockholders	¥ (456,660)	¥ (259,585)	¥ (40,802)
Net loss attributable to Sony Corporation's stockholders per share
- Basic	¥ (455.03)	¥ (258.66)	¥ (40.66)
- Diluted	¥ (455.03)	¥ (258.66)	¥ (40.66)
Cash dividends	¥ 25.00	¥ 25.00	¥ 25.00